Straight-Line Method over Estimated Useful Lives of Assets (Detail)	12 Months Ended
Mar. 31, 2014
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Life of lease
Capitalized software costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Capitalized software costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years